Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.94%
Debentures	$ 75,476	[1]	$ 84,758	[2]
Loans from financial institutions (including financing lease)	508,061		627,693
Total	586,470		718,815
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	78,409		91,122
Loans from financial institutions (including financing lease)	$ 508,061		527,729
In Shekels [Member] | Weighted average [member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.45%
In Shekels [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.72%
In Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Debentures
Loans from financial institutions (including financing lease)			$ 99,964
In Dollars [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate

[1]	Includes current portion of long-term liabilities.
[2]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.